BORROWINGS - Post-Swap Borrowing (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Borrowings
Fixed-rate debt	$ 27,414	$ 25,499
Floating-rate debt	13,480	13,199
Long-term debt (including current maturities)	$ 40,893	$ 38,699
Fixed-rate debt, Average Rate (as a percent)	3.18%	3.41%
Floating-rate debt, Average Rate (as a percent)	1.59%	0.96%
Designated as hedging instruments | Interest rate swaps
Borrowings
Notional amount	$ 7,338	$ 7,338